Pensions And Other Postretirement Benefits (Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (Defined Pension Benefits [Member], USD $)
In Millions, unless otherwise specified
	Sep. 28, 2013	Sep. 29, 2012
Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 27	$ 101
Accumulated benefit obligation	27	101
Fair value of plan assets	26	86
Non-Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	85	81
Accumulated benefit obligation	72	69
Fair value of plan assets	$ 0	$ 0